Information on remuneration	12 Months Ended
Dec. 31, 2024
Information on remuneration [Abstract]
Information on remuneration
27    Information on remuneration

Remuneration of the Executive Committee
In 2024, the total remuneration costs relating to the Executive Committee (consisting of 15 members throughout the year, including the members of the Board of Management) amounted to EUR 32.0 million (2023: EUR 32.8 million; 2022: EUR 25.6 million) and consisted of the elements in the following table.
Philips Group
Remuneration costs of the Executive Committee[1] in EUR

	2022	2023	2024
Base salary/Base compensation	9,528,279	8,729,458	9,362,765
Annual incentive²	208,370	11,405,130	5,292,388
Performance shares³	11,242,581	7,272,815	12,673,614
Stock options		13,358	90,503
Restricted share rights³	1,191,529	1,907,511	999,374
Pension allowances⁴	1,949,204	1,346,937	1,197,695
Pension scheme costs	288,179	260,554	269,092
Other compensation⁵	1,216,163	1,900,224	2,136,668
Total	25,624,305	32,835,987	32,022,099
[1]The Executive Committee consisted of 13 members as per December 31, 2024 (2023: 13 members; 2022: 13 members).
[2]The annual incentives are related to the performance in the year reported, which are paid out in the subsequent year.
[3]Costs of performance shares and restricted share rights are based on accounting standards (IFRS) and do not reflect the value of performance shares at the vesting/release date.
[4]Pension allowances are gross taxable allowances paid to the Executive Committee members in the Netherlands. These allowances are part of the pension arrangement.
[5]The stated amounts mainly concern (share of) allowances to members of the Executive Committee that can be considered as remuneration. In a situation where such a share of an allowance can be considered as (indirect) remuneration (for example, private use of the company car), then the share is both valued and accounted for here. The method employed by the fiscal authorities is the starting point for the value stated.
Remuneration of the Board of Management
In 2024, the total remuneration costs relating to the members of the Board of Management amounted to EUR 10.3 million (2023: EUR 9.9 million; 2022: EUR 8.5 million). See the following table.
Philips Group
Remuneration costs of individual members of the Board of Management in EUR

	Base compensation/salary	Annual incentive¹	Performance shares²	Restricted share rights²	Pension allowances	Pension scheme costs	Other compensation³	Total costs
2024
R. Jakobs	1,237,500	927,750	1,692,087		274,925	32,218	83,870	4,248,350
C. Hanneman⁴	175,545	98,372	104,606		35,247	7,775	23,089	444,633
A. Bhattacharya	622,500	351,934	1,424,219		129,788	25,478	963,596	3,517,514
M.J. van Ginneken	652,500	422,374	740,101		128,675	32,218	74,227	2,050,095
	2,688,045	1,800,429	3,961,013		568,635	97,689	1,144,781	10,260,593

2023
R. Jakobs	1,200,000	2,004,480	968,922		267,798	31,891	109,256	4,582,347
A. Bhattacharya	810,000	1,075,939	793,429		197,133	31,891	94,516	3,002,907
M.J. van Ginneken	630,000	846,922	614,840		125,298	31,891	53,446	2,302,397
	2,640,000	3,927,341	2,377,191		590,228	95,673	257,218	9,887,650

2022
R. Jakobs⁵	256,438		112,737		57,973	6,012	11,507	444,667
F.A. van Houten⁵	1,041,849	208,370	2,930,068		444,051	22,121	42,533	4,688,992
A. Bhattacharya	806,250		763,140		237,250	28,133	61,308	1,896,081
M.J. van Ginneken	626,250		585,490		141,622	28,133	35,343	1,416,837
	2,730,788	208,370	4,391,434		880,896	84,398	150,691	8,446,577
[1]The annual incentives are related to the performance in the year reported, which are paid out in the subsequent year.
[2]Costs of performance shares and restricted share rights are based on accounting standards (IFRS) and do not reflect the value of performance shares at the vesting/release date
[3]The stated amounts mainly concern (share of) allowances to members of the Board of Management that can be considered as remuneration. In a situation where such a share of an allowance can be considered as (indirect) remuneration (for example, private use of the company car), then the share is both valued and accounted for here. The method employed by the fiscal authorities is the starting point for the value stated.
4As per October 1, 2024, Charlotte Hanneman was appointed as CFO of the company. This table includes actual costs incurred as of this date and until the end of the year.
5As per October 15, 2022, Roy Jakobs was appointed as CEO of the company. The table includes actual costs incurred in respect of the remuneration received by Frans van Houten and Roy Jakobs, respectively, as CEO.

The accumulated annual pension entitlements and the pension costs of individual members of the Board of Management are as follows:
Philips Group
Accumulated annual pension entitlements and pension-related costs in EUR unless otherwise stated

	Age as of December 31, 2024	Accumulated annual pension as of December 31, 2024	Total pension related costs
R. Jakobs	50	60,886	307,143
C. Hanneman	46	1,298	100,072
M.J. van Ginneken	51	58,167	160,894
Pension costs			568,109
When pension rights are granted to members of the Board of Management, necessary payments (if insured) and all necessary provisions are made in accordance with the applicable accounting principles. In 2024, no (additional) pension benefits were granted to former members of the Board of Management.
Remuneration of the Supervisory Board
The remuneration of the members of the Supervisory Board amounted to EUR 1.7 million (2023: EUR 1.5 million; 2022: EUR 1.5 million). Former members received no remuneration.
The members of the Supervisory Board do not receive any share-based remuneration. Therefore, as of December 31, 2024, the members of the Supervisory Board held no stock options, performance shares or restricted shares.
The individual members of the Supervisory Board received, by virtue of the positions they held, the following remuneration:
Philips Group
Remuneration of the Supervisory Board in EUR

	Membership	Committees	Other compensation¹	Total
2024
F. Sijbesma	166,500	37,500	28,945	232,945
P.A.M. Stoffels	123,500	37,500	13,269	174,269
S.K. Chua	107,500	19,250	26,107	152,857
M.E. Doherty	107,500	29,000	20,289	156,789
A.M. Harrison	107,500	15,000	7,769	130,269
P. Löscher	107,500	34,250	18,769	160,519
I. Nooyi	107,500	15,000	20,154	142,654
S. Poonen	107,500	16,771	19,267	143,538
D.E.I. Pyott	107,500	28,750	18,769	155,019
B. Ribadeau-Dumas	70,390	9,822	17,986	98,198
H. Verhagen	107,500	26,229	16,267	149,996
	1,220,390	269,072	207,592	1,697,054
2023
F. Sijbesma	155,000	35,000	16,345	206,345
P.A.M. Stoffels	115,000	35,000	22,269	172,269
S.K. Chua	100,000	18,000	22,269	140,269
M.E. Doherty	100,000	27,000	27,269	154,269
A.M. Harrison	100,000	14,000	19,769	133,769
P. Löscher	100,000	32,000	17,269	149,269
I. Nooyi	100,000	14,000	17,269	131,269
S. Poonen	100,000	18,000	19,769	137,769
D.E.I. Pyott	100,000	35,000	19,769	154,769
H. Verhagen	100,000	14,000	7,269	121,269
	1,070,000	242,000	189,266	1,501,266
2022
F. Sijbesma	155,000	35,000	16,345	206,345
P.A.M. Stoffels	115,000	35,000	27,269	177,269
S.K. Chua	100,000	18,000	22,269	140,269
N. Dhawan	35,616	6,411	5,808	47,836
M.E. Doherty	100,000	27,000	24,769	151,769
A.M. Harrison	100,000	14,000	12,269	126,269
P. Löscher	100,000	32,000	24,769	156,769
I. Nooyi	100,000	14,000	17,269	131,269
S. Poonen	100,000	18,000	17,269	135,269
D.E.I. Pyott	100,000	35,000	17,269	152,269
H. Verhagen	100,000	14,000	7,269	121,269
	1,105,616	248,411	192,574	1,546,602
[1]The amounts mentioned under other compensation relate to the fee for intercontinental travel, inter-European travel, the Philips product arrangement and the annual fixed net expense allowance.
Supervisory Board members’ and Board of Management members’ interests in Philips shares
Members of the Supervisory Board and of the Board of Management are prohibited from writing call and put options or similar derivatives of Philips securities.
Philips Group
Shares held by Board members1 2 in number of shares

	December 31, 2023	December 31, 2024
R. Jakobs	126,809	134,298
M.J. van Ginneken	129,447	137,753
P. Stoffels	17,759	18,366
S. Poonen	3,133	3,240
I. Nooyi	3,238	3,348
D. Pyott	19,848	20,526
S.K. Chua	2,089	2,160
F. Sijbesma	25,000	25,854
M. Harrison	1,567	1,620
P. Löscher	21,658	22,398
[1]Reference date for board membership is December 31, 2024.
[2]The total shares held by the members of the Board of Management is less than 1% of the company's issued share capital.